Debt for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2010
Debt Instrument [Line Items]
Total debt	$ 4,671	$ 6,384	$ 6,658
Short-term borrowings and current portion of long-term debt	2	290	62
Long-term debt	4,669	6,094	6,596
Total debt	4,671	6,384	6,658
Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement, outstanding amount	2,318	3,330	3,554
Senior Secured Credit Facility | Tranche A
Debt Instrument [Line Items]
Debt agreement, outstanding amount		7	207
Senior Secured Credit Facility | Tranche B
Debt Instrument [Line Items]
Debt agreement, outstanding amount			1,719
Senior Secured Credit Facility | Tranche C
Debt Instrument [Line Items]
Debt agreement, outstanding amount	400	427	908
Senior Secured Credit Facility | Tranche D
Debt Instrument [Line Items]
Debt agreement, outstanding amount		713	720
Senior Secured Credit Facility | Tranche E
Debt Instrument [Line Items]
Debt agreement, outstanding amount	1,918	2,183
Senior Secured Notes 4.875% due 2014
Debt Instrument [Line Items]
Senior Notes		250	246
Senior Notes 7.375% due 2018
Debt Instrument [Line Items]
Senior Notes	511	900	900	900
Senior Notes 7.625% due 2020
Debt Instrument [Line Items]
Senior Notes	700	700	700	700
Senior Subordinated Notes 6.625% due 2019
Debt Instrument [Line Items]
Senior Notes	1,000	1,000	1,000
Accounts Receivable Facilities
Debt Instrument [Line Items]
Senior Notes	140	200	250
Debt and Capital Lease Obligations, Other
Debt Instrument [Line Items]
Other, primarily foreign bank debt, acquisition purchase price and capital lease obligations	$ 2	$ 4	$ 8